Document and Entity Information	0 Months Ended
Aug. 30, 2013
Risk/Return:
Document Type	497
Document Period End Date	Aug. 30, 2013
Registrant Name	LEUTHOLD FUNDS INC
Central Index Key	0001000351
Amendment Flag	false
Document Creation Date	Aug. 30, 2013
Document Effective Date	Aug. 30, 2013
Prospectus Date	Jan. 31, 2013
Leuthold Global Industries Fund | Retail Class
Risk/Return:
Trading Symbol	LGINX
Leuthold Global Industries Fund | Institutional Class
Risk/Return:
Trading Symbol	LGIIX